Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
Summary of Movement of Allowance for Credit Losses

The following table summarized the movement of allowance for credit losses:

	For the years ended March 31,
	2022	2023	2024
Balance at the beginning of year	(30,306)	(30,016)	(30,605)
Cumulative effect of adoption of new accounting standard	—	—	(1,707)
Reversals/(provisions)	152	(648)	(2,649)
Write-offs	138	59	28,588
Balance at the end of year	(30,016)	(30,605)	(6,373)

Schedule of Estimated Useful Lives of Property and Equipment	The estimated useful lives are as follows:

Building	20-46 years
Electronic equipment	3 years
Furniture and office equipment	5 years
Computer software	3-10 years
Vehicles	5 years
Leasehold improvements	Shorter of the expected use life or the lease term

Schedule of Estimated Useful Lives of Intangible Assets

The estimated useful lives of intangible assets are as follows:

Domain name	5-20 years
Trademarks	4-10 years
Insurance agency license	20 years
Broadcasting license	4-5 years
Buyer and customer relationship	5 years
Brand	2-8 years
Technology	2-5 years
Strategic business resources	3-5 years

Summary of Revision to the Consolidated Balance Sheet	The revisions to the consolidated balance sheet as of March 31, 2023 are summarized as follows:

	As of March 31, 2023
	As Previously Reported	Adjustement	As revised
Loan receivables, net	7,229	25,000	32,229
Total current assets	640,606	25,000	665,606
Total assets	986,148	25,000	1,011,148

Accruals and other current liabilities	270,717	25,000	295,717
Total current liabilities	310,667	25,000	335,667
Total liabilities	314,789	25,000	339,789